Acquisitions, Investments and Disposals (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Acquisitions, Investments and Disposals [Abstract]
Schedule of Components of the Purchase Price	The final purchase price allocation is as follows:
Asset Description	Amount
Intangible Assets	$7,821,867
Cash	389
Prepaid Expenses	3,392
Property & Equipment	201,452
Deposits and Other Assets	24,837
Operating Lease ROU Asset	491,830
Total Assets Acquired	$8,543,767
Less: Deferred Revenue	$(228,371)
Less: Notes Payable	(312,697)
Less: Operating Lease Liability	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)
Net Assets Acquired	6,352,022
Goodwill	8,087,902
Total Purchase Price	$14,439,924
The final purchase price allocation is as follows:
Asset Description	Amount
Intangible Assets	$7,821,867
Cash	389
Prepaid Expenses	3,392
Property & Equipment	201,452
Deposits and Other Assets	24,837
Operating Lease ROU Asset	491,830
Total Assets Acquired	$8,543,767
Less: Deferred Revenue	(228,371)
Less: Notes Payable	(312,697)
Less: Operating Lease Liability	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)
Net Assets Acquired	$6,352,022
Goodwill	8,087,902
Total Purchase Price	$14,439,924

Schedule of Fair Value of Total Consideration Received	The fair value of total consideration received was as follows:
Fair Value of Consideration Received	Amount
Cash	$1,035,827
Promissory note receivable, at fair value	4,787,469
Series D convertible preferred stock, at fair value	5,614,086
Company liabilities assumed by the Buyer	239,446
Total Fair Value of Consideration Received	$11,676,828

Schedule of Net Assets of the Disposal Group

The carrying value of the net assets of the Disposal Group derecognized upon the loss of control was as follows:

Assets
Cash and cash equivalents	$42,495
Accounts receivable, net	985
Prepaid expenses	74,492
Property and equipment, net (aircraft, etc.)	155,216
Right-of-use assets (operating leases)	524,548
Deposits and other assets	48,615
Goodwill	7,818,805
Intangible assets	7,375,476
Total Assets	$16,040,632
Liabilities
Accounts payable and accrued liabilities	$493,278
Deferred revenue	190,850
Note payable	235,158
Operating lease payable	507,910
Intercompany payable, net	896,380
Total Liabilities	2,323,576
Net assets of the Disposal Group	$13,717,056

The following table presents the major classes of assets and liabilities of the discontinued operation as of December 31, 2025:

December 31, 2025
Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,073
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,069

The following table presents the major line items constituting the loss from discontinued operations for the year ended December 31, 2025:

Year Ended December 31, 2025
Net revenue	$1,913,443
Cost of revenue	(1,570,826)
Compensation	(754,760)
Marketing	(90,706)
Stock-based compensation	(2,885,097)
General and administrative	(627,377)
Amortization of intangible assets	(363,906)
Impairment of goodwill	(223,579)
Interest expense	(57,048)
Settlement of liabilities, net	425,330
Loss from discontinued operations, net of tax	$(4,234,526)

Schedule of Loss Recognized on the Divestiture

The loss recognized on the divestiture was calculated as follows:

Fair Value of Consideration Received	$11,676,828
Carrying value of net assets of the Disposal Group	(13,717,056)
Noncontrolling interest derecognized	1,953,772
Intercompany balances waived	(796,384)
Transaction costs	(30,000)
Loss on sale of subsidiaries, before income taxes	$(912,840)

Schedule of Carrying Value of Noncontrolling Interest	The carrying value of the noncontrolling interest at the closing date was determined as follows:
Noncontrolling interest at inception (19.98% of Fly Flyte)	$2,885,097
Loss attributable to noncontrolling interest through December 31, 2025	(756,776)
Loss attributable to noncontrolling interest, January 1, 2026 through March 9, 2026	(174,549)
Noncontrolling interest at March 9, 2026	$1,953,772

Schedule of Pro Forma Combined Results of Operations	The following pro forma information presents the combined results of operations as if the acquisitions had occurred on January 1, 2024.
	As of December 31, 2025	As of December 31, 2024
Current Assets	846,339	115,323
Non-Current Assets	17,295,608	5,983,135
Total Assets	$18,141,947	$6,098,458

Current Liabilities	8,760,728	18,787,002
Non-Current Liabilities	308,510	3,551,643
Total Liabilities	$9,069,238	$22,338,645

Mezzanine Equity	84,790	84,790
Total Stockholders' Equity (Deficit)	$8,987,919	$(16,324,977)
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Revenue	$3,366,411	$3,946,445
Cost of Revenue	2,011,384	2,201,900
Gross Profit	1,355,027	1,744,545

Operating Expenses	14,456,452	17,141,229
Other income (expenses), net	3,208,409	6,868,878
Net Loss	$(9,893,016)	$(8,527,806)